As filed with the Securities and Exchange Commission on March 12, 2021
1933 Act Registration No. 033-25990
1940 Act Registration No. 811-03214
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 61
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 166
Lincoln National Variable Annuity Account C
(Exact Name of Registrant)
Multi-Fund®
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on April 9, 2021 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for Post-Effective Amendment No. 59 (File No. 033-25990) filed on December 16, 2020.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 61 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 12th day of March, 2021.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
(Registrant)
Multi-Fund®

By: /s/ Scott C. Durocher
Scott C. Durocher
       Vice President, The Lincoln National Life Insurance Company
       (Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Carolyn E. Augur
                                                                                                                                   Carolyn E. Augur
(Signature-Officer of Depositor)
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 12, 2021.

Signature	Title

*/s/ Dennis R. Glass Dennis R. Glass	President, Director, and Chairman (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer, and Director
* /s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director (Principal Financial Officer)

* /s/ Keith J. Ryan Keith J. Ryan	Vice President and Director
* By /s/ Carolyn E. Augur, pursuant to a Power of Attorney Carolyn E. Augur